S-K 1604(a)(3) De-SPAC Forepart, Compensation - USD ($)		1 Months Ended
	Sep. 10, 2026	Jul. 31, 2024	Jan. 31, 2024	Mar. 31, 2023	Nov. 30, 2022
De Spac Forepart Sponsor Compensation Line Items
De-SPAC, Compensation, Prospectus Summary [Table Text Block]	Compensation Received by the Sponsor

Set forth below is a summary of the terms and amount of the compensation received or to be received by the Sponsor and its affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by SPAC to the Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Other Compensation
Sponsor

In November 2022, March 2023 and January 2024, an aggregate of 1,725,000 insider shares, or the Founder Shares, were issued to the Sponsor for an aggregate purchase price of $25,000. As of the date hereof, 1,931,900 insider shares are beneficially owned by the Sponsor.

In July 2024, we issued to the Sponsor 206,900 Private Units for an aggregate purchase price of $ 2,069,000.

On October 23, 2025, we issued an unsecured promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $75,000, in exchange for Sponsor depositing such amount into the Trust Account in order to extend the amount of time it has available to complete a Business Combination. The promissory note may, at the option of the Sponsor, convert into Private Units at $10 per unit at closing.

On November 28, 2025 and January 6, 2026, DTCS deposited $75,000 into the Trust Account for monthly extensions. On March 16, 2026, DTCS deposited an additional $150,000 into the Trust Account representing monthly extension payments through March 2026. A payment in the amount of $225,000 was deposited into the Trust Account on July 10, 2026; and a payment in the amount of $75,000 was deposited into the Trust Account on July 14, 2026. These amounts are to be repaid at or after the Closing by Pubco out of available cash. No promissory notes were issued in connection with any of such payments, and these amounts due are not convertible into Private Units or any other securities of DTCS or of Pubco. All such amounts would be repayable to the Sponsor if the Business Combination is not consummated.

As of the date of this proxy statement/prospectus, we had a temporary payable of $1,301,143.59 to the Sponsor, of which $75,000 may, at the option of the Sponsor, be converted into Private Units at $10 per unit at closing and the remaining $1,226,143.59 will be repaid in cash to the Sponsor by Pubco at or after the Closing. All such amounts would be repayable to the Sponsor if the Business Combination is not consummated.

DTCS has agreed to reimburse the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of [December 31, 2025], there were $[*] out-of-pocket unpaid reimbursable expenses for which the Initial Shareholders, including the Sponsor and its affiliates, are awaiting reimbursement.

Upon the consummation of the Business Combination, among other things, each of the then issued and outstanding DTCS Ordinary Shares will convert automatically, on a one-for-one basis, into one share of Pubco Class A Common Stock. In the event the share price of Pubco Class A Common Stock falls below the price paid by a shareholder of DTCS at the time of purchase of the DTCS Ordinary Shares by such shareholder, a situation may arise in which the Sponsor or a director of DTCS maintains a positive rate of return on its/ his/her DTCS Ordinary Shares while such shareholder of DTCS experiences a negative rate of return on the shares such shareholder of DTCS purchased. The securities currently owned by the Initial Shareholders will have a significantly higher value at the time of the Business Combination than at the time of purchase. For purpose of illustration, given that as of the date of this proxy statement/prospectus, the Initial Shareholders collectively hold 1,931,900 DTCS Ordinary Shares, including 1,725,000 insider shares and 206,900 shares included in the Private Units, based on an estimated market price of $[ ] per share of Pubco Class A Common Stock (i.e. being DTCS Ordinary Share’s closing price on [ ], 2026, the most recent practicable date prior to the date of this proxy statement/prospectus) immediately after Closing, the aggregate value of Pubco Class A Common Stock owned by the Initial Shareholders would be $[ ] and the Initial Shareholders would have a potential aggregate profit of $[ ], representing a profit of $[ ] per share of Pubco Class A Common Stock, whereas other public shareholders of DTCS would only have a profit of $[ ] per share of Pubco Class A Common Stock;

DTCS has agreed to pay the affiliate of the Sponsor $10,000 per month for certain general and administrative services, including office space, administrative and support services commencing on the closing date of the IPO until the earlier of the consummation by DTCS of an initial business combination or the liquidation of DTCS. As of [December 31, 2025 and 2024], the unpaid services fee was $80,000 and $50,000. For the year ended December 31, 2025 and 2024, DTCS incurred $120,000 and $50,000 in fees for these services, respectively.

PGUS and/or Pubco has agreed to pay the Sponsor up to $2,000,000 in reimbursement of Sponsor’s transaction expenses, with $500,000 paid on March 9, 2026 and the remainder to be paid at the Closing.

Pubco has agreed to purchase an aggregate of 250,000 DTCS Ordinary Shares from Sponsor at the Closing for an aggregate purchase price of $2,500,000.

Founder Shares [Member]
De Spac Forepart Sponsor Compensation Line Items
De-Spac Forepart Securities Issued Or To Be Issued Shares			1,725,000	1,725,000	1,725,000
De-Spac Forepart Price Paid Or To Be Paid For Securities Per Share			$ 25,000	$ 25,000	$ 25,000
Private Units [Member]
De Spac Forepart Sponsor Compensation Line Items
De-Spac Forepart Securities Issued Or To Be Issued Shares		206,900
De-Spac Forepart Price Paid Or To Be Paid For Securities Total Amount		$ 2,069,000
Sponsors [Member]
De Spac Forepart Sponsor Compensation Line Items
De-Spac Forepart Securities Issued Or To Be Issued Shares	1,931,900